Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—16.7%
Autohome, Inc. ADR (China)	1,034,715	$103,078
NAVER Corp. (South Korea)	497,989	134,090
NCSoft Corp. (South Korea)	49,846	42,720
NetEase, Inc. (China)	3,744,972	71,301
NetEase, Inc. ADR (China)	707,326	67,741
Telekom Indonesia Persero Tbk PT (Indonesia)	501,615,900	118,174
Tencent Holdings Ltd. (China)	5,348,592	389,116
Tencent Music Entertainment Group ADR (China)(1)	7,679,722	147,758
		1,073,978

Consumer Discretionary—14.8%
Alibaba Group Holding Ltd. (China)(1)	6,376,000	191,302
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	370,976	86,337
Baozun, Inc. Sponsored ADR (China)(1)(2)	1,111,667	38,186
Eicher Motors Ltd. (India)	1,771,862	61,373
Lojas Renner S.A. (Brazil)	13,839,808	116,011
Naspers Ltd. Class N (South Africa)	811,906	166,821
Shenzhou International Group Holdings Ltd. (China)	3,414,624	66,949
Yum China Holdings, Inc. (China)	3,083,029	176,010
Yum China Holdings, Inc. (China)	839,482	48,144
		951,133

Consumer Staples—20.5%
Ambev S.A. ADR (Brazil)	9,248,281	28,300
Anheuser-Busch InBev NV (Belgium)	1,498,820	104,387
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	41,443,308	136,853
CP ALL PCL (Thailand)(1)	58,294,072	113,339
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	1,466,323	111,103
Heineken NV (Netherlands)	2,236,094	249,188
LG Household & Health Care Ltd. (South Korea)	64,260	95,831
Toly Bread Co., Ltd. (China)	6,716,025	60,692
Unilever plc (United Kingdom)	1,550,740	93,899
Vietnam Dairy Products JSC (Vietnam)	6,780,442	31,960
Vitasoy International Holdings Ltd. (Hong Kong)	9,877,971	38,480
Wal-Mart de Mexico SAB de C.V. (Mexico)	35,030,465	98,405
Wuliangye Yibin Co., Ltd. Class A (China)	3,526,690	157,385
		1,319,822

Financials—15.0%
B3 SA - Brasil Bolsa Balcao (Brazil)	5,058,329	60,359
Bank Central Asia Tbk PT (Indonesia)	49,780,074	119,933
Bank Rakyat Persero Tbk PT (Indonesia)	225,431,630	66,907
HDFC Bank Ltd. (India)(1)	4,220,190	82,957
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,418,722	77,776
Housing Development Finance Corp., Ltd. (India)	3,824,656	133,930
Kotak Mahindra Bank Ltd. (India)(1)	6,306,272	172,235
Public Bank Bhd (Malaysia)	18,637,245	95,445
United Overseas Bank Ltd. (Singapore)	6,255,621	106,927
XP, Inc. Class A (Brazil)(1)	1,234,019	48,954
		965,423

Health Care—0.9%
Notre Dame Intermedica Participacoes SA (Brazil)	4,029,434	60,773
Industrials—3.6%
Airports of Thailand PCL (Thailand)	27,856,553	57,879
	Shares	Value

Industrials—continued
BOC Aviation Ltd. (Singapore)	2,831,072	$24,467
MTR Corp., Ltd. (Hong Kong)	15,986,249	89,392
Techtronic Industries Co., Ltd. (Hong Kong)	4,339,588	61,911
		233,649

Information Technology—26.0%
HCL Technologies Ltd. (India)	16,881,660	218,600
Hundsun Technologies, Inc. (China)	4,350,968	69,791
Largan Precision Co., Ltd. (Taiwan)	550,849	62,636
Samsung Electronics Co., Ltd. (South Korea)	1,983,543	147,903
SK Hynix, Inc. (South Korea)	2,774,842	302,696
Sunny Optical Technology Group Co., Ltd. (China)	3,908,011	85,546
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	22,736,781	428,874
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	642,009	70,005
Tata Consultancy Services Ltd. (India)	5,207,639	204,033
Win Semiconductors Corp. (Taiwan)	7,286,179	89,722
		1,679,806

Materials—0.6%
Asian Paints Ltd. (India)	1,050,405	39,742
Utilities—1.8%
ENN Energy Holdings Ltd. (China)	7,906,828	116,066
Total Common Stocks (Identified Cost $4,784,217)		6,440,392

Total Long-Term Investments—99.9% (Identified Cost $4,784,217)		6,440,392

Short-Term Investment—0.0%
Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	1,607,700	1,608
Total Short-Term Investment (Identified Cost $1,608)		1,608

TOTAL INVESTMENTS—99.9% (Identified Cost $4,785,825)		$6,442,000
Other assets and liabilities, net—0.1%		9,131
NET ASSETS—100.0%		$6,451,131

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Country Weightings†
China	29%
India	14
South Korea	11
Taiwan	10
Hong Kong	7
Brazil	5
Indonesia	5
Other	19
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,440,392	$6,440,392
Securities Lending Collateral	1,608	1,608
Total Investments	$6,442,000	$6,442,000
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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